BFC Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
BFC Parent Company Financial Information [Abstract]
BFC Parent Company Financial Information
32.	BFC Parent Company Financial Information

The accounting policies of BFC Parent Company are generally the same as those described in the summary of significant accounting policies in Note 1. BFC Parent Company Condensed Statements of Financial Condition at December 31, 2011 and 2010 and Condensed Statements of Operations and Cash Flows for each of the years in the three-year period ended December 31, 2011 is shown below:

BFC PARENT COMPANY CONDENSED STATEMENTS OF FINANCIAL CONDITION

(In thousands)

	December 31,
	2011	2010
ASSETS
Cash and cash equivalents	$1,418	4,958
Securities available for sale	16,311	38,829
Investment in Woodbridge Holdings, LLC	126,434	115,999
Investment in BankAtlantic Bancorp, Inc.	—	2,377
Investment in and advances in other subsidiaries	1,711	113
Notes receivable due from Woodbridge Holdings, LLC	7,574	2,012
Other assets	1,004	1,444

Total assets	$154,452	165,732

LIABILITIES AND EQUITY
Advances from wholly owned subsidiaries	$952	942
Accumulated loss in BankAtlantic Bancorp’s investment	11,744	—
Other liabilities	10,986	10,889

Total liabilities	23,682	11,831

Redeemable 5% Cumulative Preferred Stock	11,029	11,029
Shareholders’ equity	119,741	142,872

Total liabilities and Equity	$154,452	165,732

BFC PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS

(In thousands)

	For the Years Ended December 31,
	2011	2010	2009
Revenues	$2,175	2,018	1,202
Expenses	7,680	8,586	8,567

Loss before earnings (loss) from subsidiaries	(5,505)	(6,568)	(7,365)
Equity in earnings (loss) from Woodbridge Holdings, LLC	6,941	(36,903)	91,380
Equity in loss in BankAtlantic Bancorp	(14,194)	(59,326)	(56,786)
Equity in earnings (loss) from other subsidiaries	1,488	(2,361)	(467)

(Loss) income before income taxes	(11,270)	(105,158)	26,762
Benefit for income taxes	—	(1,310)	(517)

Net (loss) income	(11,270)	(103,848)	27,279
5% Preferred Stock dividends	(750)	(750)	(750)

Net (loss) income allocable to common stock	$(12,020)	(104,598)	26,529

BFC PARENT COMPANY STATEMENTS OF CASH FLOWS

(In thousands)

	For the Years Ended December 31,
	2011	2010	2009
Operating Activities:
Net cash used in operating activities	$(10,666)	(9,161)	(6,245)
Investing Activities:
Proceeds from the sale of securities available for sale	12,067	2,527	—
Proceeds from maturities of securities available for sale	15,457	38,068	—
Purchase of securities	(9,926)	(57,056)	(1,111)
Distribution from subsidiaries	91	45,085	30,084
Additions to property and equipment	—	(65)	—
Acquisition of BankAtlantic Bancorp Class A shares	(10,000)	(15,000)	(29,888)

Net cash provided by (used in) investing activities	7,689	13,559	(915)

Financing Activities:
Proceeds from issuance of Common Stock upon exercise of stock option	—	2	—
Preferred stock dividends paid	(563)	(750)	(750)

Net cash used in financing activities	(563)	(748)	(750)

(Decrease) increase in cash and cash equivalents	(3,540)	3,650	(7,910)
Cash at beginning of period	4,958	1,308	9,218

Cash at end of period	$1,418	4,958	1,308

Supplementary disclosure of non-cash investing and financing activities
BFC and Woodbridge Merger related transactions:
Increase in other liabilities	$—	—	4,604
Increase in BFC’s Class A Common Stock	—	—	303
Increase in additional paid-in capital	—	—	94,676
Decrease in BFC’s non-controlling interest in Woodbridge	—	—	(99,583)
Net increase in shareholders’ equity from the effect of subsidiaries’ capital transactions, net of income taxes	1,453	1,760	8,333
(Decrease) increase in accumulated other comprehensive income, net of taxes	(13,086)	1,069	527
BFC’s pro rata share of the cumulative effect of accounting changes recognized by Bluegreen	—	—	485
Net decrease in shareholders’ equity resulting from cumulative effect of change in accounting principle	—	(1,496)	—

Approximately $4.6 million and $4.7 million of the amounts set forth as other liabilities at December 31, 2011 and 2010, respectively, represents amounts due in connection with the settlement of a class action litigation that arose in connection with exchange transactions that BFC entered into in 1989 and 1991. BFC is required to repay this obligation as settlement holders submit their claims to BFC.

During the year ended December 31, 2009, BFC received dividends from BankAtlantic Bancorp of approximately $84,000. These dividends are included in operating activities in BFC’s condensed statements of cash flow. BankAtlantic Bancorp did not pay dividends to BFC during 2011 or 2010 and is currently prohibited from paying dividends.

During the years ended December 31, 2010 and 2009, BFC received dividends and distributions from Woodbridge totaling $45 million and $30 million, respectively. BFC did not receive any distributions from Woodbridge during 2011.